SUPPLEMENT Dated November 6, 2006 To The Prospectus Dated September 12, 2006 For Your Variable Annuity Contract

Issued By ING USA Annuity and Life Insurance Company Through Separate Account B of ING USA Annuity and Life Insurance Company

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at
1-800-366-0066.

These investment portfolio changes, underlined in the following excerpts of “Appendix B – The
Investment Portfolios,” are all effective November 6, 2006 - with all references in the prospectus changed accordingly:

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Large Cap Growth Portfolio (formerly,	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio) (Class S)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING BlackRock Large Cap Value Portfolio (formerly,	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio) (Class S)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING FMRSM Large Cap Growth Portfolio (formerly,	Seeks growth of capital over the long term.
ING FMRSM Earnings Growth Portfolio) (Class S)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: Fidelity Management &
Research Co.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
(formerly, ING JPMorgan Small Cap Equity
Portfolio) (Class S)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: J.P. Morgan Investment
Management Inc.

141668 – Architect	1	11/6/06

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services, Inc.
Investment Subadviser: Wells Capital Management, Inc.
(formerly, Wells Capital Management)

ING Wells Fargo Small Cap Disciplined Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: Wells Capital Management, Inc.
(formerly, Wells Capital Management)

141668 – Architect	2	11/6/06